INCOME TAXES - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized benefit-beginning of period	$ 42,894	$ 20,635	$ 11,647
Gross increases-prior-period tax positions	0	21	4
Gross decreases-prior-period tax positions	0	(2)	0
Gross increases-current-period tax positions	31,336	22,382	8,995
Gross decrease-current-period tax positions	0	0	(11)
Statute lapse	(1,900)	(142)	0
Unrecognized benefit-end of period	$ 72,330	$ 42,894	$ 20,635